Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 488	$ 725
Accrued interest payable	862	902
Over-collateralized on OTC derivative assets	507	599
Over-collateralized on OTC derivative liabilities	1,528	875
Over-collateralized on securities lending and reverse purchase agreements	63	36
Over-collateralized on repurchase agreements	$ 0	$ 2